GOODWILL AND INTANGIBLE ASSET (Details 2) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
December 31, 2021	$ 4,697	$ 8,175
December 31, 2022	9,395	8,175
December 31, 2023	9,395	8,175
December 31, 2024	9,395	8,175
December 31, 2025	9,395	8,175
Thereafter	34,815	28,613
Finite-Lived Intangible Assets, Net	$ 77,092	$ 69,488	$ 77,663